Segment Information - Depreciation and Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Depreciation	$ 49	$ 44	$ 42
Assets	3,069	2,956
ASC
Segment Reporting Information [Line Items]
Depreciation	33	30	29
IMS
Segment Reporting Information [Line Items]
Depreciation	16	14	$ 13
Operating Segments | ASC
Segment Reporting Information [Line Items]
Assets	1,545	1,563
Operating Segments | IMS
Segment Reporting Information [Line Items]
Assets	1,145	1,018
Corporate & Eliminations
Segment Reporting Information [Line Items]
Assets	$ 379	$ 375